Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.2%
Aerospace & Defense – 3.3%
BWX Technologies Inc	23,035	$1,452,126
L3Harris Technologies Inc	11,392	2,235,566
		3,687,692
Auto Components – 2.0%
Aptiv PLC*	10,275	1,152,752
Autoliv Inc	11,696	1,091,939
		2,244,691
Banks – 3.9%
Citizens Financial Group Inc	29,335	890,904
Regions Financial Corp	52,229	969,370
Synovus Financial Corp	46,309	1,427,706
Webster Financial Corp	28,806	1,135,533
		4,423,513
Building Products – 2.5%
Carlisle Cos Inc	5,920	1,338,334
Fortune Brands Home & Security Inc	24,966	1,466,253
		2,804,587
Capital Markets – 2.9%
Jefferies Financial Group Inc	46,176	1,465,626
State Street Corp	24,321	1,840,856
		3,306,482
Chemicals – 5.0%
Axalta Coating Systems Ltd*	53,414	1,617,910
Corteva Inc	28,169	1,698,872
FMC Corp	12,215	1,491,818
Westlake Chemical Corp	7,446	863,587
		5,672,187
Commercial Services & Supplies – 1.8%
Waste Connections Inc	14,378	1,999,548
Construction Materials – 1.3%
Martin Marietta Materials Inc	4,169	1,480,245
Containers & Packaging – 2.2%
Graphic Packaging Holding Co	56,843	1,448,928
Sonoco Products Co	17,173	1,047,553
		2,496,481
Diversified Financial Services – 1.7%
Fidelity National Information Services Inc	35,883	1,949,523
Electric Utilities – 4.9%
Alliant Energy Corp	53,132	2,837,249
Entergy Corp	25,059	2,699,857
		5,537,106
Electrical Equipment – 3.0%
Acuity Brands Inc	5,907	1,079,386
AMETEK Inc	16,005	2,326,007
		3,405,393
Electronic Equipment, Instruments & Components – 3.1%
Insight Enterprises Inc*	5,857	837,317
Vontier Corp	66,440	1,816,470
Zebra Technologies Corp*	2,730	868,140
		3,521,927
Energy Equipment & Services – 2.0%
Baker Hughes Co	79,631	2,298,151
Entertainment – 3.0%
Activision Blizzard Inc	23,477	2,009,396
Take-Two Interactive Software Inc*	11,285	1,346,301
		3,355,697
Food & Staples Retailing – 1.9%
Casey's General Stores Inc	9,694	2,098,363
Food Products – 2.5%
Kellogg Co	31,893	2,135,555
Lamb Weston Holdings Inc	7,082	740,211
		2,875,766
Health Care Equipment & Supplies – 3.0%
Envista Holdings Corp*	30,270	1,237,438
Globus Medical Inc*	38,008	2,152,773
		3,390,211

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 7.0%
Cardinal Health Inc	34,237	$2,584,894
Henry Schein Inc*	18,934	1,543,878
Humana Inc	2,149	1,043,254
Laboratory Corp of America Holdings	12,073	2,769,788
		7,941,814
Hotel & Resort Real Estate Investment Trusts (REITs) – 1.0%
Apple Hospitality Inc	76,411	1,185,899
Household Durables – 1.4%
Toll Brothers Inc	27,091	1,626,273
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	37,665	1,273,830
Insurance – 5.1%
Globe Life Inc	16,786	1,846,796
Hartford Financial Services Group Inc	41,088	2,863,423
RenaissanceRe Holdings Ltd	5,565	1,114,892
		5,825,111
Life Sciences Tools & Services – 0.8%
Charles River Laboratories International Inc*	4,377	883,366
Machinery – 3.7%
Hillenbrand Inc	34,482	1,638,929
Lincoln Electric Holdings Inc	9,819	1,660,393
Oshkosh Corp	11,346	943,760
		4,243,082
Media – 1.8%
Fox Corp - Class B	66,693	2,088,158
Metals & Mining – 1.7%
Freeport-McMoRan Inc	47,284	1,934,388
Office Real Estate Investment Trusts (REITs) – 1.4%
Alexandria Real Estate Equities Inc	12,320	1,547,269
Oil, Gas & Consumable Fuels – 4.0%
Chesapeake Energy Corp	21,089	1,603,608
Marathon Oil Corp	70,911	1,699,028
Pioneer Natural Resources Co	6,283	1,283,240
		4,585,876
Residential Real Estate Investment Trusts (REITs) – 2.2%
Equity LifeStyle Properties Inc	37,757	2,534,627
Road & Rail – 1.6%
Canadian Pacific Railway Ltd	15,253	1,173,566
Landstar System Inc	3,794	680,112
		1,853,678
Semiconductor & Semiconductor Equipment – 3.5%
Lam Research Corp	1,577	835,999
Microchip Technology Inc	21,195	1,775,717
Teradyne Inc	12,575	1,351,938
		3,963,654
Software – 2.6%
Black Knight Inc*	25,065	1,442,741
Nice Ltd (ADR)*	6,821	1,561,259
		3,004,000
Specialized Real Estate Investment Trusts (REITs) – 1.7%
Lamar Advertising Co	19,453	1,943,160
Specialty Retail – 4.7%
AutoZone Inc*	530	1,302,820
Bath & Body Works Inc	33,145	1,212,444
Burlington Stores Inc*	7,656	1,547,278
O'Reilly Automotive Inc*	1,518	1,288,752
		5,351,294
Trading Companies & Distributors – 2.9%
GATX Corp	7,591	835,162
MSC Industrial Direct Co Inc	28,943	2,431,212
		3,266,374
Total Common Stocks (cost $90,472,066)		111,599,416
Repurchase Agreements– 2.0%
ING Financial Markets LLC, Joint repurchase agreement, 4.8000%, dated 3/31/23, maturing 4/3/23 to be repurchased at $2,300,920 collateralized by $2,622,390 in U.S. Treasuries 0% - 5.3750%, 9/30/23 - 2/15/53 with a value of $2,346,939((cost $2,300,000)	$2,300,000	2,300,000
Total Investments (total cost $92,772,066) – 100.2%		113,899,416
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(243,136)
Net Assets – 100%		$113,656,280

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$110,072,652	96.6%
Israel	1,561,259	1.4
Canada	1,173,566	1.0
Sweden	1,091,939	1.0

Total	$113,899,416	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$111,599,416	$-	$-
Repurchase Agreements	-	2,300,000	-
Total Assets	$111,599,416	$2,300,000	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70312 05-23